7. STOCK-BASED COMPENSATION (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		55 Months Ended	64 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			1,000,000
Weighted average exercise price of share granted			$ 0.20
Weighted-average remaining contractual term (years) of share granted			10 years
Risk free interest rate			1.63%
Dividend yield			0.00%
Volatility rate			113.00%
Expected life			10 years
Stock-based compensation	$ 433,408	$ 0	$ 1,851,782	$ 0	$ 107,772		$ 107,772	$ 1,959,554
Unrecognized compensation cost related to non-vested stock options	$ 583,296		$ 583,296					$ 583,296
Cost is expected to be recognized over a weighted average period			9 months 29 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted					3,450,000
Weighted average exercise price of share granted					$ 0.84
Weighted-average remaining contractual term (years) of share granted					10 years
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted					500,000
Weighted average exercise price of share granted					$ 0.84
Weighted-average remaining contractual term (years) of share granted					3 years